INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The Company’s statutory income tax rate was as follows as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026	December 31, 2025
British Virgin Islands	—	—
HK SAR	16.5%	16.5%
Taiwan	20.0%	20.0%
Singapore	17.0%	17.0%